Income Taxes - Summary Showing Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Successor	Dec. 31, 2010 Successor	Dec. 31, 2010 Predecessor
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at January 1		$ 2	$ 13	$ 13
Additions for tax positions related to prior year		2
Additions for tax positions related to the current year	1
Decrease due to settlements	(3)
Decrease due to lapse of applicable statute of limitations	(9)
Balance at December 31		$ 4	$ 13	$ 13